UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2014
Date of reporting period: December 31, 2014

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Value Portfolio ("Fund") delivered a total return on net asset value of 6.06% for the year ended December 31, 2014 ("Period"). Over the same Period, the Standard & Poor's 500® Index ("Index") returned 13.69%. The Index turned in strong performance with every sector1 but one returning positive results. The sectors within the Index that turned in the strongest performance over the Period were Utilities, Health Care, and Information Technology. The sectors within the Index that turned in the weakest performance over the Period were Energy, Telecommunication Services, and Materials (although only the Energy sector realized negative performance).

The Fund's Absolute Performance

The Fund continued to hold a significant percentage of assets in Financial companies over the Period. Financial companies were the most important contributor2 to the Fund's absolute performance over the Period. Wells Fargo3, Bank of New York Mellon, and Berkshire Hathaway were among the most important contributors to performance. Loews was among the most important detractors from performance.

Health Care companies were the second most important contributor to the Fund's absolute performance. UnitedHealth Group and Express Scripts Holding were among the most important contributors to performance.

While not nearly as significant a contributor to absolute performance, as compared to the Financial and Health Care companies, Consumer Staple companies were another contributor to the Fund's absolute performance. Costco Wholesale was among the most important contributors to performance. Diageo was among the most important detractors from performance.

Energy companies were the most important detractor from the Fund's performance. Ultra Petroleum (which happened to be the most important detractor) and Encana were among the most important detractors from performance. EOG Resources was among the most important contributors to performance.

Other companies which were among the most important contributors to performance included: CarMax and Liberty Global (Consumer Discretionary companies). Other companies which were among the most important detractors from performance included: Bed Bath & Beyond and Las Vegas Sands (Consumer Discretionary companies). The Fund no longer owns Bed Bath & Beyond.

The Fund had approximately 16% of its net assets invested in foreign companies at December 31, 2014. As a whole, those companies under-performed the domestic companies held by the Fund by a significant amount.

The Fund's Relative Performance

Information Technology companies were the most important detractor from the Fund's performance relative to the Index over the Period. The Fund's Information Technology companies significantly under-performed the corresponding sector within the Index. The Fund also suffered (although to a much smaller degree) as a result of having a lower average weighting than the Index.

Consumer Discretionary companies were the second most important detractor from the Fund's relative performance. The Fund's Consumer Discretionary companies under-performed the corresponding sector within the Index.

Consumer Staple companies were also an important detractor from the Fund's relative performance. The Fund's Consumer Staple companies under-performed the corresponding sector within the Index.

Energy companies were the most important contributor to the Fund's relative performance. The Energy companies under-performed the corresponding sector within the Index, however the Fund's relative performance benefited from a lower average weighting than the Index.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk,  financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.
1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2004

Average Annual Total Return for periods ended December 31, 2014

FUND & BENCHMARK INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE FUND'S INCEPTION (07/01/99)	GROSS EXPENSE RATIO	NET EXPENSE RATIO
Davis Value Portfolio	6.06%	11.57%	5.95%	5.18%	0.62%	0.62%
Standard & Poor's 500® Index	13.69%	15.45%	7.67%	4.56%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2014

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/14 Net Assets)		(% of 12/31/14 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.78%	Diversified Financials	24.59%	5.31%
Common Stock (Foreign)	16.17%	Information Technology	11.44%	19.66%
Short-Term Investments	3.96%	Health Care	11.30%	14.21%
Investment of Cash Collateral		Banks	10.26%	6.11%
for Securities Loaned	0.23%	Retailing	9.08%	4.42%
Other Assets & Liabilities	(0.14)%	Materials	5.49%	3.17%
	100.00%	Energy	5.02%	8.44%
		Media	3.73%	3.56%
		Food & Staples Retailing	3.73%	2.50%
		Insurance	3.57%	2.79%
		Food, Beverage & Tobacco	3.27%	5.20%
		Capital Goods	2.72%	7.54%
		Consumer Services	2.38%	1.70%
		Other	1.97%	13.16%
		Transportation	1.45%	2.23%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/14 Net Assets)

American Express Co.	Consumer Finance	7.61%
Wells Fargo & Co.	Banks	7.43%
Bank of New York Mellon Corp.	Capital Markets	6.16%
Google Inc.*	Software & Services	5.65%
Amazon.com, Inc.	Retailing	4.29%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	3.71%
Liberty Global PLC, Series C	Media	3.58%
UnitedHealth Group Inc.	Health Care Equipment & Services	3.11%
Express Scripts Holding Co.	Health Care Equipment & Services	2.98%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.48%

*Google Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2014

New Positions Added (01/01/14-12/31/14)
(Highlighted positions are those greater than 1.50% of the Fund's 12/31/14 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/14 Net Assets
Amazon.com, Inc.	Retailing	02/07/14	4.29%
Citizens Financial Group Inc.	Banks	09/23/14	0.46%
Encana Corp.	Energy	08/25/14	1.58%
Halliburton Co.	Energy	12/11/14	0.82%
Holcim Ltd.	Materials	04/15/14	–
International Business Machines Corp.	Software & Services	09/08/14	–
Las Vegas Sands Corp.	Consumer Services	01/08/14	2.28%
Moody's Corp.	Diversified Financial Services	04/16/14	0.65%
Quest Diagnostics Inc.	Health Care Equipment & Services	05/06/14	1.09%
Schneider Electric SE	Capital Goods	02/27/14	0.44%
SouFun Holdings Ltd., Class A, ADR	Software & Services	03/10/14	0.27%
Sysco Corp.	Food & Staples Retailing	01/09/14	1.16%
Ultra Petroleum Corp.	Energy	06/04/14	0.72%
Valeant Pharmaceuticals International, Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	03/07/14	1.30%

Positions Closed (01/01/14-12/31/14)
(Gains and losses greater than $2,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Activision Blizzard, Inc.	Software & Services	11/20/14	$1,900,991
Air Products and Chemicals, Inc.	Materials	09/16/14	3,519,998
Alleghany Corp.	Reinsurance	08/21/14	1,930,065
Ameriprise Financial, Inc.	Capital Markets	01/30/14	2,447,408
Bed Bath & Beyond Inc.	Retailing	06/18/14	4,689,976
Brookfield Property Partners L.P.	Real Estate	03/14/14	(15,502)
Canadian Natural Resources Ltd.	Energy	12/19/14	1,751,959
China Merchants Holdings International Co., Ltd.	Transportation	07/02/14	1,160,576
Coca-Cola Co.	Food, Beverage & Tobacco	02/10/14	1,357,697
VS Health Corp.	Food & Staples Retailing	10/03/14	13,644,019
Emerald Plantation Holdings Ltd.	Materials	07/08/14	(14,497)
Emerald Plantation Holdings Ltd., Sr. Notes,
6.00%/8.00%, 01/30/20	Materials	07/01/14	12,325
Goldman Sachs Group, Inc.	Capital Markets	04/16/14	332,337
Harley-Davidson, Inc.	Automobiles & Components	10/08/14	2,121,616
Hewlett-Packard Co.	Technology Hardware & Equipment	09/19/14	883,044
Holcim Ltd.	Materials	07/03/14	33,323
International Business Machines Corp.	Software & Services	10/28/14	(738,709)
Iron Mountain Inc.	Commercial & Professional Services	02/11/14	1,133,481
Martin Marietta Materials, Inc.	Materials	08/18/14	890,389
Monsanto Co.	Materials	11/17/14	2,092,899
Nestle S.A.	Food, Beverage & Tobacco	11/05/14	116,721
Occidental Petroleum Corp.	Energy	08/01/14	1,731,834
Philip Morris International Inc.	Food, Beverage & Tobacco	11/10/14	2,754,583
Progressive Corp.	Property & Casualty Insurance	05/21/14	5,009,353
Schlumberger Ltd.	Energy	09/10/14	1,122,862
Twitter, Inc.	Software & Services	08/13/14	456,057
Walt Disney Co.	Media	10/21/14	3,090,823

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2014. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14-12/31/14)

Actual	$1,000.00	$1,008.95	$3.14
Hypothetical	$1,000.00	$1,022.08	$3.16

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2014

	Shares	Value (Note 1)
COMMON STOCK – (95.95%)
CONSUMER DISCRETIONARY – (15.82%)
Consumer Durables & Apparel – (1.25%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	43,800	$3,883,247
Hunter Douglas N.V. (Netherlands)	16,499	685,904
		4,569,151
Consumer Services – (2.28%)
Las Vegas Sands Corp.	143,370	8,338,399
Media – (3.58%)
Liberty Global PLC, Series C *	270,300	13,058,193
Retailing – (8.71%)
Amazon.com, Inc. *	50,480	15,666,468
CarMax, Inc. *	104,780	6,976,253
Liberty Interactive Corp., Series A *	60,624	1,783,558
Liberty TripAdvisor Holdings Inc., Class A *	12,958	348,570
Liberty Ventures, Series A *	24,083	908,411
Netflix Inc. *	5,030	1,718,298
Priceline Group Inc. *	3,860	4,401,211
		31,802,769
	TOTAL CONSUMER DISCRETIONARY	57,768,512
CONSUMER STAPLES – (6.71%)
Food & Staples Retailing – (3.57%)
Costco Wholesale Corp.	62,260	8,825,355
Sysco Corp.	106,570	4,229,763
		13,055,118
Food, Beverage & Tobacco – (3.14%)
Diageo PLC, ADR (United Kingdom)	63,733	7,271,298
Heineken Holding N.V. (Netherlands)	66,921	4,189,356
		11,460,654
	TOTAL CONSUMER STAPLES	24,515,772
ENERGY – (4.82%)
Encana Corp. (Canada)(a)	415,950	5,769,227
EOG Resources, Inc.	67,130	6,180,659
Halliburton Co.	76,240	2,998,519
Ultra Petroleum Corp. *	200,550	2,639,238
	TOTAL ENERGY	17,587,643
FINANCIALS – (37.29%)
Banks – (9.84%)
Citizens Financial Group Inc.	68,250	1,696,695
JPMorgan Chase & Co.	113,528	7,104,582
Wells Fargo & Co.	494,944	27,132,830
		35,934,107
Diversified Financials – (23.60%)
Capital Markets – (10.32%)
Bank of New York Mellon Corp.	554,120	22,480,649
Brookfield Asset Management Inc., Class A (Canada)	77,830	3,901,618
Charles Schwab Corp.	158,970	4,799,304
Julius Baer Group Ltd. (Switzerland)	142,171	6,491,242
		37,672,813

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2014

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (7.61%)
American Express Co.	298,359	$27,759,322
Diversified Financial Services – (5.67%)
Berkshire Hathaway Inc., Class A *	60	13,560,000
Moody's Corp.	24,730	2,369,381
Visa Inc., Class A	18,240	4,782,528
		20,711,909
		86,144,044
Insurance – (3.43%)
Multi-line Insurance – (2.03%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	2,216,520
Fairfax Financial Holdings Ltd., 144A (Canada)(b)	1,220	639,277
Loews Corp.	108,160	4,544,883
		7,400,680
Property & Casualty Insurance – (1.40%)
ACE Ltd.	36,920	4,241,369
Markel Corp. *	1,290	880,864
		5,122,233
		12,522,913
Real Estate – (0.42%)
Hang Lung Group Ltd. (Hong Kong)	338,130	1,533,284
	TOTAL FINANCIALS	136,134,348
HEALTH CARE – (10.85%)
Health Care Equipment & Services – (9.20%)
Express Scripts Holding Co. *	128,590	10,887,716
Laboratory Corp. of America Holdings *	68,290	7,368,491
Quest Diagnostics Inc.	59,320	3,977,999
UnitedHealth Group Inc.	112,290	11,351,396
		33,585,602
Pharmaceuticals, Biotechnology & Life Sciences – (1.65%)
Agilent Technologies, Inc.	30,970	1,267,912
Valeant Pharmaceuticals International, Inc. (Canada)*	33,170	4,746,958
		6,014,870
	TOTAL HEALTH CARE	39,600,472
INDUSTRIALS – (4.22%)
Capital Goods – (2.61%)
OCI N.V. (Netherlands)*	29,250	1,017,018
PACCAR Inc.	67,620	4,598,836
Schneider Electric SE (France)	22,180	1,615,352
Textron Inc.	54,500	2,294,995
		9,526,201
Commercial & Professional Services – (0.22%)
Experian PLC (United Kingdom)	48,914	824,541
Transportation – (1.39%)
Kuehne & Nagel International AG (Switzerland)	34,733	4,717,970

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2014

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
Wesco Aircraft Holdings, Inc. *	25,330	$354,113
		5,072,083
	TOTAL INDUSTRIALS	15,422,825
Information Technology – (10.97%)
Semiconductors & Semiconductor Equipment – (2.48%)
Texas Instruments Inc.	169,120	9,042,001
Software & Services – (8.35%)
Google Inc., Class A *	19,520	10,358,483
Google Inc., Class C *	19,520	10,275,328
Microsoft Corp.	88,210	4,097,355
Oracle Corp.	76,900	3,458,193
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	23,090	1,322,133
SouFun Holdings Ltd., Class A, ADR (China)	133,840	989,078
		30,500,570
Technology Hardware & Equipment – (0.14%)
Keysight Technologies, Inc. *	15,485	522,928
	TOTAL INFORMATION TECHNOLOGY	40,065,499
MATERIALS – (5.27%)
Ecolab Inc.	42,700	4,463,004
Lafarge S.A. (France)	103,160	7,241,841
Praxair, Inc.	58,190	7,539,096
	TOTAL MATERIALS	19,243,941
TOTAL COMMON STOCK – (Identified Cost $207,040,086)		350,339,012
SHORT-TERM INVESTMENTS – (3.96%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.08%, 01/02/15, dated 12/31/14, repurchase value of $4,052,018 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 12/01/27-10/01/28, total market value $4,133,040)	$4,052,000	4,052,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.08%, 01/02/15, dated 12/31/14, repurchase value of $7,429,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-8.00%, 12/15/22-12/20/44, total market value $7,577,580)	7,429,000	7,429,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.18%, 01/02/15, dated 12/31/14, repurchase value of $2,972,030 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 02/01/22-11/01/44, total market value $3,031,440)	2,972,000	2,972,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,453,000)		14,453,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.23%)
MONEY MARKET FUNDS – (0.23%)
State Street Navigator Securities Lending Prime Portfolio	837,772	837,772
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $837,772)		837,772

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2014

	Total Investments – (100.14%) – (Identified cost $222,330,858) – (c)	$365,629,784
	Liabilities Less Other Assets – (0.14%)	(504,414)
	Net Assets – (100.00%)	$365,125,370

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Security is partially on loan – See Note 6 of the Notes to Financial Statements.

(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $639,277 or 0.18% of the Fund's net assets as of December 31, 2014.

(c)	Aggregate cost for federal income tax purposes is $223,837,771. At December 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$151,754,721
	Unrealized depreciation	(9,962,708)
	Net unrealized appreciation	$141,792,013

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2014

ASSETS:
Investments in* (see accompanying Schedule of Investments):
Securities at value	$364,792,012
Collateral for securities loaned (Note 6)	837,772
Cash	27,482
Receivables:
Capital stock sold	8,949
Dividends and interest	248,555
Investment securities sold	1,034,822
Prepaid expenses	8,760
Total assets	366,958,352
LIABILITIES:
Return of collateral for securities loaned (Note 6)	837,772
Payables:
Capital stock redeemed	438,738
Investment securities purchased	326,422
Accrued investment advisory fee	186,942
Other accrued expenses	43,108
Total liabilities	1,832,982
NET ASSETS	$365,125,370
SHARES OUTSTANDING	32,243,004
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.32
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$32,243
Additional paid-in capital	215,194,967
Overdistributed net investment income	(69,415)
Accumulated net realized gains from investments	6,676,143
Net unrealized appreciation on investments and foreign currency transactions	143,291,432
Net Assets	$365,125,370

*Including:
Cost of Investments	$221,493,086
Cost of collateral for securities loaned	837,772
Market value of securities on loan	815,431

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2014

INVESTMENT INCOME:
Income:
Dividends*		$5,404,381
Interest		13,767
Net securities lending fees		21,451
Total income		5,439,599

Expenses:
Investment advisory fees (Note 3)	$2,078,306
Custodian fees	88,237
Transfer agent fees	17,048
Audit fees	21,840
Legal fees	8,694
Accounting fees (Note 3)	7,992
Reports to shareholders	27,645
Directors' fees and expenses	76,510
Registration and filing fees	214
Miscellaneous	18,468
Total expenses		2,344,954
Net investment income		3,094,645

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		75,596,365
Foreign currency transactions		(2,485)
Net realized gain		75,593,880
Net decrease in unrealized appreciation		(56,348,187)
Net realized and unrealized gain on investments and foreign currency transactions		19,245,693
Net increase in net assets resulting from operations		$22,340,338

*Net of foreign taxes withheld as follows		$129,509

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2014	2013

OPERATIONS:
Net investment income	$3,094,645	$3,129,870
Net realized gain from investments and foreign currency transactions	75,593,880	29,735,695
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(56,348,187)	74,418,963
Net increase in net assets resulting from operations	22,340,338	107,284,528

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,407,176)	(3,160,869)

Realized gains from investment transactions	(73,745,408)	(26,731,139)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	23,686,496	(26,697,277)
Total increase (decrease) in net assets	(31,125,750)	50,695,243

NET ASSETS:
Beginning of year	396,251,120	345,555,877
End of year*	$365,125,370	$396,251,120

*Including undistributed (overdistributed) net investment income of	$(69,415)	$247,985

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$53,199,361	$4,569,151	$–	$57,768,512
Consumer Staples	20,326,416	4,189,356	–	24,515,772
Energy	17,587,643	–	–	17,587,643
Financials	128,109,822	8,024,526	–	136,134,348
Health Care	39,600,472	–	–	39,600,472
Industrials	7,247,944	8,174,881	–	15,422,825
Information Technology	40,065,499	–	–	40,065,499
Materials	12,002,100	7,241,841	–	19,243,941
Short-term securities	–	14,453,000	–	14,453,000
Investment of cash collateral for securities loaned	–	837,772	–	837,772
Total Investments	$318,139,257	$47,490,527	$–	$365,629,784

Level 1 to Level 2 Transfers**:
Consumer Discretionary		$4,569,151
Consumer Staples		4,189,356
Financials		8,024,526
Industrials		6,559,529
Materials		7,241,841
Total		$30,584,403

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2014.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2014, amounts have been reclassified to reflect an increase in overdistributed net investment income of $4,869 and a corresponding increase in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 was as follows:

	2014	2013
Ordinary income	$3,407,176	$4,823,050
Long-term capital gain	73,745,408	25,068,958
Total	$77,152,584	$29,892,008

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$5,693
Undistributed long-term capital gains	8,183,046
Net unrealized appreciation on investments	141,784,520
Total	$149,973,259

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2014 were $97,107,012 and $153,436,107, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2014 amounted to $7,992.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 4 - CAPITAL STOCK

At December 31, 2014, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	573,457	6,726,467	(4,462,207)	2,837,717
Value:	$7,836,605	$77,152,584	$(61,302,693)	$23,686,496

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	977,891	2,230,747	(5,424,748)	(2,216,110)
Value:	$12,415,959	$29,892,008	$(69,005,244)	$(26,697,277)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2014.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2014, the Fund had on loan:

Securities valued at	$815,431
Collateral for securities loaned	837,772

The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2014, the Fund declared and paid long-term capital gain distributions in the amount of $73,745,408.

During the calendar year ended December 31, 2014, $3,407,176 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $3,355,110 or 98% as income qualifying for the corporate dividends-received deduction.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.48	$10.93	$10.47	$11.97	$10.75

Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.12	0.20	0.13	0.11
Net Realized and Unrealized Gains (Losses)	0.73	3.53	1.16	(0.63)	1.26
Total from Investment Operations	0.85	3.65	1.36	(0.50)	1.37

Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.12)	(0.19)	(0.10)	(0.15)
Distributions from Realized Gains	(2.88)	(0.98)	(0.71)	(0.90)	–
Total Dividends and Distributions	(3.01)	(1.10)	(0.90)	(1.00)	(0.15)
Net Asset Value, End of Period	$11.32	$13.48	$10.93	$10.47	$11.97

Total Return[a]	6.06%	33.43%	13.08%	(4.18)%	12.76%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$365,125	$396,251	$345,556	$351,369	$472,734
Ratio of Expenses to Average Net Assets:
Gross	0.62%	0.62%	0.64%	0.63%	0.63%
Net[b]	0.62%	0.62%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	0.82%	0.84%	1.63%	1.15%	1.03%
Portfolio Turnover Rate[c]	26%	10%	10%	13%	21%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.) including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 10, 2015

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014; Director, Graham Holdings Company (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio ("Fund") delivered a total return on net asset value of 12.85% for the year ended December 31, 2014 ("Period"). Over the same Period, the Standard & Poor's 500® Index ("Index") returned 13.69%.

The Fund's Absolute Performance

Diversified Financial companies represented a significant percentage of the Fund and were the most important contributor1 to the Fund's absolute performance over the Period. Brookfield Asset Management2, Bank of New York Mellon, and Visa were among the most important contributors to performance. Julius Baer Group, First Marblehead, and Ameriprise were among the most important detractors from performance. The Fund no longer owns First Marblehead or Ameriprise.

Insurance companies were the second most important contributor to the Fund's absolute performance. Markel, ACE, Marsh & McLennan, and Everest Re Group were among the most important contributors to performance. Loews and Progressive were among the most important detractors from performance. The Fund no longer owns Progressive.

Banking companies also made positive contributions to the Fund's absolute performance. Wells Fargo was the most important contributor to performance over the Period. JPMorgan Chase was among the most important contributors to performance while State Bank of India was among the most important detractors from performance. The Fund no longer owns State Bank of India.

Two of the Fund's most important detractors from performance were non-financial holdings. Bed Bath & Beyond and Google were among the top detractors from performance. Canadian Natural Resources, another non-financial holding, was among the most important contributors to performance. The Fund no longer owns Bed Bath & Beyond or Canadian Natural Resources.

The Fund had approximately 10% of its net assets invested in foreign companies at December 31, 2014. As a whole, those companies out-performed the domestic companies held by the Fund.

The Fund's Relative Performance

The Fund slightly under-performed the Index over the Period as the Fund's Financial holdings under-performed the corresponding sector3 within the Index. The Fund held a limited amount of assets in non-financial sector holdings. With the exception of the Fund's Energy sector holdings, the Fund's holdings in these other non-financial sectors detracted from the Fund's underperformance relative to the Index.

The Fund's Banking and Insurance holdings out-performed the corresponding industry groups within the Index. The Fund's Real Estate and Diversified Financial holdings under-performed the corresponding industry groups within the Index.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
1    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
2    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.
3    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2004

Average Annual Total Return for periods ended December 31, 2014

FUND & BENCHMARK INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE FUND'S INCEPTION (07/01/99)	GROSS EXPENSE RATIO	NET EXPENSE RATIO
Davis Financial Portfolio	12.85%	12.47%	5.10%	5.13%	0.68%	0.68%
Standard & Poor's 500® Index	13.69%	15.45%	7.67%	4.56%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2014

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/14 Net Assets)		(% of 12/31/14 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	87.33%	Diversified Financials	46.94%	5.31%
Common Stock (Foreign)	10.03%	Insurance	27.93%	2.79%
Short-Term Investments	2.72%	Banks	22.52%	6.11%
Other Assets & Liabilities	(0.08)%	Information Technology	2.61%	19.66%
	100.00%	Health Care	–	14.21%
		Energy	–	8.44%
		Capital Goods	–	7.54%
		Food, Beverage & Tobacco	–	5.20%
		Retailing	–	4.42%
		Media	–	3.56%
		Other	–	22.76%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/14 Net Assets)

Wells Fargo & Co.	Banks	9.77%
American Express Co.	Consumer Finance	9.20%
Bank of New York Mellon Corp.	Capital Markets	6.71%
Markel Corp.	Property & Casualty Insurance	6.35%
Visa Inc., Class A	Diversified Financial Services	5.57%
Everest Re Group, Ltd.	Reinsurance	4.72%
ACE Ltd.	Property & Casualty Insurance	4.72%
JPMorgan Chase & Co.	Banks	4.59%
Julius Baer Group Ltd.	Capital Markets	3.77%
Brookfield Asset Management Inc., Class A	Capital Markets	3.74%

4

DAVIS FINANCIAL PORTFOLIO	Fund Overview – (Continued)
December 31, 2014

New Positions Added (01/01/14-12/31/14)
(Highlighted positions are those greater than 3.50% of the Fund's 12/31/14 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/14 Net Assets
ACE Ltd.	Property & Casualty Insurance	02/14/14	4.72%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	03/05/14	2.32%
Capital One Financial Corp.	Consumer Finance	09/16/14	1.99%
Chubb Corp.	Property & Casualty Insurance	10/17/14	2.05%
Citizens Financial Group Inc.	Banks	09/23/14	3.56%
JPMorgan Chase & Co.	Banks	03/04/14	4.59%
Marsh & McLennan Cos, Inc.	Insurance Brokers	02/14/14	3.74%
McGraw Hill Financial Inc.	Diversified Financial Services	10/20/14	2.03%
Moody's Corp.	Diversified Financial Services	04/15/14	2.29%

Positions Closed (01/01/14-12/31/14)
(Gains and losses greater than $1,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alleghany Corp.	Reinsurance	10/03/14	$764,565
Ameriprise Financial, Inc.	Capital Markets	01/30/14	1,264,142
Bank of America Corp.	Banks	01/09/14	(137,833)
Bed Bath & Beyond Inc.	Retailing	03/04/14	353,732
Brookfield Property Partners L.P.	Real Estate	02/14/14	(11,403)
Canadian Natural Resources Ltd.	Energy	10/28/14	507,072
CVS Health Corp.	Food & Staples Retailing	03/04/14	1,465,831
First Marblehead Corp.	Consumer Finance	02/06/14	(2,539,847)
Oaktree Capital Group LLC, Class A	Capital Markets	02/25/14	690,752
Progressive Corp.	Property & Casualty Insurance	09/08/14	1,364,763
State Bank of India Ltd., GDR	Banks	03/06/14	(626,590)

5

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2014. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14-12/31/14)

Actual	$1,000.00	$1,064.25	$3.49
Hypothetical	$1,000.00	$1,021.83	$3.41

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.67%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2014

	Shares	Value (Note 1)
COMMON STOCK – (97.36%)
FINANCIALS – (94.82%)
Banks – (21.93%)
Citizens Financial Group Inc.	111,430	$2,770,150
ICICI Bank Ltd., ADR (India)	70,300	811,965
JPMorgan Chase & Co.	57,120	3,574,570
U.S. Bancorp	51,430	2,311,778
Wells Fargo & Co.	138,780	7,607,919
		17,076,382
Diversified Financials – (45.70%)
Capital Markets – (20.82%)
Bank of New York Mellon Corp.	128,750	5,223,388
Brookfield Asset Management Inc., Class A (Canada)	58,090	2,912,052
Charles Schwab Corp.	81,470	2,459,579
Goldman Sachs Group, Inc.	13,840	2,682,607
Julius Baer Group Ltd. (Switzerland)	64,284	2,935,078
		16,212,704
Consumer Finance – (11.19%)
American Express Co.	77,010	7,165,010
Capital One Financial Corp.	18,750	1,547,813
		8,712,823
Diversified Financial Services – (13.69%)
Berkshire Hathaway Inc., Class A *	8	1,808,000
Cielo S.A. (Brazil)	73,440	1,149,157
McGraw Hill Financial Inc.	17,800	1,583,844
Moody's Corp.	18,570	1,779,192
Visa Inc., Class A	16,540	4,336,788
		10,656,981
		35,582,508
Insurance – (27.19%)
Insurance Brokers – (3.74%)
Marsh & McLennan Cos, Inc.	50,850	2,910,654
Multi-line Insurance – (5.61%)
American International Group, Inc.	50,890	2,850,349
Loews Corp.	36,230	1,522,385
		4,372,734
Property & Casualty Insurance – (13.12%)
ACE Ltd.	31,980	3,673,862
Chubb Corp.	15,400	1,593,438
Markel Corp. *	7,245	4,947,176
		10,214,476
Reinsurance – (4.72%)
Everest Re Group, Ltd.	21,580	3,675,074
		21,172,938
	TOTAL FINANCIALS	73,831,828

7

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2014

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.54%)
Software & Services – (2.54%)
Google Inc., Class A *	1,870	$992,334
Google Inc., Class C *	1,870	984,368
	TOTAL INFORMATION TECHNOLOGY	1,976,702
	TOTAL COMMON STOCK – (Identified cost $42,916,558)	75,808,530
SHORT-TERM INVESTMENTS – (2.72%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.08%, 01/02/15, dated 12/31/14, repurchase value of $593,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 12/01/27-10/01/28, total market value $604,860)	$593,000	593,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.08%, 01/02/15, dated 12/31/14, repurchase value of $1,087,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.50%, 12/20/29-12/20/44, total market value $1,108,740)	1,087,000	1,087,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.18%, 01/02/15, dated 12/31/14, repurchase value of $435,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-7.00%, 03/01/21-11/01/44, total market value $443,700)	435,000	435,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,115,000)	2,115,000
	Total Investments – (100.08%) – (Identified cost $45,031,558) – (a)	77,923,530
	Liabilities Less Other Assets – (0.08%)	(64,044)
	Net Assets – (100.00%)	$77,859,486

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $45,033,472. At December 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$32,900,302
	Unrealized depreciation	(10,244)
	Net unrealized appreciation	$32,890,058

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2014

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$77,923,530
Cash	1,628
Receivables:
Capital stock sold	14,648
Dividends and interest	41,093
Prepaid expenses	1,727
Total assets	77,982,626
LIABILITIES:
Payables:
Capital stock redeemed	54,539
Accrued audit fees	13,090
Accrued investment advisory fee	39,967
Other accrued expenses	15,544
Total liabilities	123,140
NET ASSETS	$77,859,486
SHARES OUTSTANDING	5,198,841
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.98
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$5,199
Additional paid-in capital	44,358,176
Overdistributed net investment income	(11,934)
Accumulated net realized gains from investments	616,073
Net unrealized appreciation on investments and foreign currency transactions	32,891,972
Net Assets	$77,859,486

*Including:
Cost of Investments	$45,031,558

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2014

INVESTMENT INCOME:
Income:
Dividends*		$1,256,161
Interest		1,284
Total income		1,257,445

Expenses:
Investment advisory fees (Note 3)	$423,952
Custodian fees	28,181
Transfer agent fees	11,165
Audit fees	19,320
Legal fees	1,769
Accounting fees (Note 3)	2,004
Reports to shareholders	7,187
Directors' fees and expenses	17,805
Registration and filing fees	43
Miscellaneous	9,641
Total expenses		521,067
Net investment income		736,378

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		8,866,409
Foreign currency transactions		(996)
Net realized gain		8,865,413
Net decrease in unrealized appreciation		(436,144)
Net realized and unrealized gain on investments and foreign currency transactions		8,429,269
Net increase in net assets resulting from operations		$9,165,647

*Net of foreign taxes withheld as follows		$15,383

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2014	2013

OPERATIONS:
Net investment income	$736,378	$674,500
Net realized gain from investments and foreign currency transactions	8,865,413	2,727,465
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(436,144)	16,821,040
Net increase in net assets resulting from operations	9,165,647	20,223,005

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(909,661)	(428,791)

Realized gains from investment transactions	(8,532,944)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(2,744,465)	(6,167,879)
Total increase (decrease) in net assets	(3,021,423)	13,626,335

NET ASSETS:
Beginning of year	80,880,909	67,254,574
End of year*	$77,859,486	$80,880,909

*Including undistributed (overdistributed) net investment income of	$(11,934)	$157,259

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Financials	$69,747,593	$4,084,235	$–	$73,831,828
Information Technology	1,976,702	–	–	1,976,702
Short-term securities	–	2,115,000	–	2,115,000
Total Investments	$71,724,295	$6,199,235	$–	$77,923,530

Level 1 to Level 2 Transfers**:
Financials		$4,084,235

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2014.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2014, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $4,090 and a corresponding decrease in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 was as follows:

	2014	2013
Ordinary income	$1,115,882	$428,791
Long-term capital gain	8,326,723	–
Total	$9,442,605	$428,791

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$1,663
Undistributed long-term capital gains	617,987
Net unrealized appreciation on investments	32,890,058
Total	$33,509,708

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2014 were $24,217,492 and $36,534,275, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2014 amounted to $2,004.

15

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 4 - CAPITAL STOCK

At December 31, 2014, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	157,075	623,274	(944,834)	(164,485)
Value:	$2,531,609	$9,442,605	$(14,718,679)	$(2,744,465)

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	459,945	28,682	(948,654)	(460,027)
Value:	$6,097,514	$428,791	$(12,694,184)	$(6,167,879)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2014.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2014, the Fund declared and paid long-term capital gain distributions in the amount of $8,326,723.

During the calendar year ended December 31, 2014, $1,115,882 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $1,079,144 or 97% as income qualifying for the corporate dividends-received deduction.

16

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.08	$11.55	$9.98	$11.00	$9.98

Income (Loss) from Investment Operations:
Net Investment Income	0.17	0.13	0.12	0.14	0.12
Net Realized and Unrealized Gains (Losses)	1.79	3.48	1.75	(1.01)	0.99
Total from Investment Operations	1.96	3.61	1.87	(0.87)	1.11

Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.08)	(0.23)	(0.15)	(0.09)
Distributions from Realized Gains	(1.86)	–	–[a]	–	–
Return of Capital	–	–	(0.07)	–	–
Total Dividends and Distributions	(2.06)	(0.08)	(0.30)	(0.15)	(0.09)
Net Asset Value, End of Period	$14.98	$15.08	$11.55	$9.98	$11.00

Total Return[b]	12.85%	31.26%	18.83%	(7.96)%	11.10%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$77,859	$80,881	$67,255	$60,834	$82,403
Ratio of Expenses to Average Net Assets:
Gross	0.68%	0.68%	0.69%	0.69%	0.69%
Net[c]	0.68%	0.68%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	0.96%	0.90%	0.98%	0.99%	0.99%
Portfolio Turnover Rate[d]	32%	2%	16%	11%	2%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 10, 2015

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014; Director, Graham Holdings Company (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio ("Fund") delivered a total return on net asset value of 27.54% for the year ended December 31, 2014 ("Period"). Over the same Period, the Wilshire U.S. Real Estate Securities Index ("Index") returned 31.53%. Every sub-industry1 within the Index delivered positive returns. Residential REITs, Retail REITs, Diversified REITs, Office REITs, and Hotel & Resort REITs turned in the strongest performance while Real Estate Operating Companies and Industrial REITs turned in the weakest (yet still positive) performance over the Period. Every sub-industry within the Index experienced positive double digit returns over the Period.

The Fund's Absolute Performance

Retail REITs were the most important contributor2 to the Fund's absolute performance over the Period. Simon Property Group3, General Growth Properties, and Acadia Realty Trust were among the most important contributors to performance. Washington Prime Group was among the most important detractors from performance.

Residential REITs were the second most important contributor to the Fund's absolute performance. AvalonBay Communities, Essex Property Trust, and American Campus Communities were among the most important contributors to performance. American Residential Properties, American Homes 4 Rent, and Campus Crest Communities were among the most important detractors from performance.

Office REITs were another important contributor to the Fund's absolute performance. Alexandria Real Estate Equities and Boston Properties were among the most important contributors to performance.

Consumer Discretionary companies were the most important detractor from the Fund's absolute performance. Wynn Resorts was the most important detractor from performance while Las Vegas Sands was also among the most important detractors from performance.

The Fund's Relative Performance

The Fund's high cash position in a rising market led to it being the biggest detractor from the relative performance compared to the Index over the Period. At the end of the Period the Fund held roughly 8% of assets in cash and cash equivalents.

Diversified Real Estate Activities companies were the second most important detractor from the Fund's relative performance. The Fund's holding in this sub-industry produced a negative return and also had a higher average weighting then the Index.

Real Estate Operating Companies were also an important detractor from the Fund's relative performance. The Fund's Real Estate Operating Companies underperformed the corresponding sub-industry within the Index and suffered from a higher average weighting.

Office REITs were a strong contributor to the Fund's relative performance. The Fund's Office REITs out-performed the corresponding sub-industry of the Index.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.
Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
1  The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2004

Average Annual Total Return for periods ended December 31, 2014

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	27.54%	13.96%	5.61%	9.12%	0.81%	0.81%
Standard & Poor's 500® Index	13.69%	15.45%	7.67%	4.56%
Wilshire U.S. Real Estate Securities Index	31.53%	17.23%	8.15%	11.54%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund's performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2014

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/14 Net Assets)		(% of 12/31/14 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	90.56%	Retail REITs	26.65%	24.56%
Convertible Bonds	0.51%	Office REITs	18.99%	15.38%
Short-Term Investments	8.41%	Residential REITs	14.97%	18.38%
Other Assets & Liabilities	0.52%	Industrial REITs	7.46%	4.95%
	100.00%	Specialized REITs	7.28%	6.54%
		Diversified REITs	5.83%	7.33%
		Hotel & Resort REITs	4.31%	8.88%
		Health Care REITs	4.25%	13.11%
		Consumer Services	3.24%	–
		Real Estate Operating Companies	3.02%	0.59%
		Diversified Real Estate Activities	2.93%	–
		Telecommunication Services	1.07%	–
		Hotels, Resorts & Cruise Lines	–	0.28%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/14 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.13%
Boston Properties, Inc.	Office REITs	3.25%
AvalonBay Communities, Inc.	Residential REITs	3.24%
Corporate Office Properties Trust	Office REITs	3.20%
General Growth Properties, Inc.	Retail REITs	3.16%
DCT Industrial Trust Inc.	Industrial REITs	2.94%
Vornado Realty Trust	Diversified REITs	2.86%
Ventas, Inc.	Health Care REITs	2.85%
Alexander & Baldwin Inc.	Diversified Real Estate Activities	2.67%
American Campus Communities, Inc.	Residential REITs	2.59%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2014

New Positions Added (01/01/14-12/31/14)
(Highlighted positions are those greater than 1.50% of the Fund's 12/31/14 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/14 Net Assets
21Vianet Group, Inc., Class A, ADR	Software & Services	09/10/14	–
American Homes 4 Rent, Class A	Residential REITs	08/04/14	0.96%
American Residential Properties, Inc.	Residential REITs	09/11/14	0.89%
Brandywine Realty Trust	Office REITs	05/09/14	1.91%
CatchMark Timber Trust Inc., Class A	Specialized REITs	09/12/14	0.87%
Cedar Realty Trust Inc.	Retail REITs	07/02/14	0.62%
CoreSite Realty Corp.	Office REITs	05/09/14	1.69%
Digital Realty Trust Inc., 144A	Office REITs	07/11/14	–
Equity Residential	Residential REITs	01/28/14	–
Extended Stay America, Inc.	Consumer Services	11/07/14	1.03%
First Industrial Realty Trust, Inc.	Industrial REITs	06/10/14	0.54%
Highwoods Properties, Inc.	Office REITs	05/09/14	1.15%
Kite Realty Group Trust	Retail REITs	07/02/14	2.21%
Las Vegas Sands Corp.	Consumer Services	08/08/14	1.38%
Macerich Co.	Retail REITs	09/12/14	1.24%
National Health Investors, Inc.	Health Care REITs	12/17/14	1.02%
Paramount Group, Inc.	Office REITs	11/18/14	0.48%
Prologis, Inc.	Industrial REITs	01/29/14	0.96%
Public Storage	Specialized REITs	10/29/14	2.44%
Ramco-Gershenson Properties Trust	Retail REITs	07/02/14	1.19%
Terreno Realty Corp.	Industrial REITs	01/28/14	1.65%
Weyerhaeuser Co.	Specialized REITs	04/04/14	1.71%
Wynn Resorts Ltd.	Consumer Services	09/02/14	0.54%

Positions Closed (01/01/14-12/31/14)
(Gains and losses greater than $30,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
21Vianet Group, Inc., Class A, ADR	Software & Services	09/10/14	$5,072
American Tower Corp.	Specialized REITs	10/03/14	246,291
British Land Co. PLC	Diversified REITs	04/02/14	19,557
Digital Realty Trust, Inc., 144A	Office REITs	11/03/14	259,004
DuPont Fabros Technology Inc.,
7.625%, Series B, Pfd.	Office REITs	03/14/14	(2,277)
EPR Properties	Specialized REITs	08/15/14	27,265
Equity Lifestyle Properties, Inc.	Residential REITs	09/22/14	32,475
Equity Residential	Residential REITs	06/11/14	27,719
Hammerson PLC	Retail REITs	04/02/14	13,467
HCP, Inc.	Specialized REITs	01/09/14	(27,622)
Land Securities Group PLC	Diversified REITs	04/02/14	29,590
Tanger Factory Outlet Centers, Inc.	Retail REITs	11/12/14	35,489

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2014. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14-12/31/14)

Actual	$1,000.00	$1,106.05	$4.14
Hypothetical	$1,000.00	$1,021.27	$3.97

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.78%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2014

	Shares	Value (Note 1)
COMMON STOCK – (90.56%)
CONSUMER DISCRETIONARY – (2.95%)
Consumer Services – (2.95%)
Extended Stay America, Inc.	13,910	$268,602
Las Vegas Sands Corp.	6,210	361,174
Wynn Resorts Ltd.	950	141,322
TOTAL CONSUMER DISCRETIONARY		771,098
FINANCIALS – (86.63%)
Real Estate – (86.63%)
Real Estate Investment Trusts (REITs) – (81.73%)
Diversified REITs – (5.32%)
Cousins Properties, Inc.	20,480	233,882
Liberty Property Trust	10,860	408,662
Vornado Realty Trust	6,340	746,281
		1,388,825
Health Care REITs – (3.87%)
National Health Investors, Inc.	3,810	266,547
Ventas, Inc.	10,400	745,680
		1,012,227
Hotel & Resort REITs – (3.92%)
Host Hotels & Resorts Inc.	27,020	642,265
LaSalle Hotel Properties	9,450	382,442
		1,024,707
Industrial REITs – (6.79%)
DCT Industrial Trust Inc.	21,580	769,543
EastGroup Properties, Inc.	2,890	182,995
First Industrial Realty Trust, Inc.	6,820	140,219
Prologis, Inc.	5,850	251,725
Terreno Realty Corp.	20,860	430,342
		1,774,824
Office REITs – (17.30%)
Alexandria Real Estate Equities, Inc.	7,090	629,166
BioMed Realty Trust, Inc.	17,350	373,719
Boston Properties, Inc.	6,600	849,354
Brandywine Realty Trust	31,250	499,375
CoreSite Realty Corp.	11,340	442,827
Corporate Office Properties Trust	29,510	837,199
DuPont Fabros Technology Inc.	6,090	202,432
Highwoods Properties, Inc.	6,770	299,776
Paramount Group, Inc. *	6,700	124,553
SL Green Realty Corp.	2,210	263,034
		4,521,435
Residential REITs – (13.63%)
American Campus Communities, Inc.	16,380	677,477
American Homes 4 Rent, Class A	14,710	250,511
American Residential Properties, Inc. *	13,210	232,100
AvalonBay Communities, Inc.	5,190	847,994
Campus Crest Communities, Inc.	16,350	119,518
Education Realty Trust, Inc.	11,686	427,591

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2014

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Residential REITs – (Continued)
Essex Property Trust, Inc.	2,380	$491,708
Post Properties, Inc.	8,780	516,001
		3,562,900
Retail REITs – (24.27%)
Acadia Realty Trust	18,210	583,266
CBL & Associates Properties, Inc.	13,240	257,121
Cedar Realty Trust Inc.	22,040	161,774
DDR Corp.	25,890	475,340
Federal Realty Investment Trust	4,040	539,178
General Growth Properties, Inc.	29,370	826,178
Kite Realty Group Trust	20,079	577,071
Macerich Co.	3,880	323,631
Ramco-Gershenson Properties Trust	16,550	310,147
Simon Property Group, Inc.	10,232	1,863,350
Taubman Centers, Inc.	4,050	309,501
Washington Prime Group Inc.	6,820	117,440
		6,343,997
Specialized REITs – (6.63%)
CatchMark Timber Trust Inc., Class A	20,180	228,438
CubeSmart	19,010	419,551
Public Storage	3,450	637,732
Weyerhaeuser Co.	12,460	447,189
		1,732,910
		21,361,825
Real Estate Management & Development – (4.90%)
Diversified Real Estate Activities – (2.67%)
Alexander & Baldwin Inc.	17,760	697,257
Real Estate Operating Companies – (2.23%)
Forest City Enterprises, Inc., Class A *	27,390	583,407
		1,280,664
	TOTAL FINANCIALS	22,642,489
TELECOMMUNICATION SERVICES – (0.98%)
SBA Communications Corp., Class A *	2,310	255,856
	TOTAL TELECOMMUNICATION SERVICES	255,856
TOTAL COMMON STOCK – (Identified cost $20,845,324)		23,669,443
CONVERTIBLE BONDS – (0.51%)
FINANCIALS – (0.51%)
Real Estate – (0.51%)
Real Estate Management & Development – (0.51%)
Real Estate Operating Companies – (0.51%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$80,000	134,650
TOTAL CONVERTIBLE BONDS – (Identified cost $80,000)		134,650

8

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2014

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (8.41%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.08%, 01/02/15, dated 12/31/14, repurchase value of $616,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 3.50%, 12/01/27-10/01/28, total market value $628,320)	$616,000	$616,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.08%, 01/02/15, dated 12/31/14, repurchase value of $1,129,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.50%, 12/20/29-12/20/44, total market value $1,151,580)	1,129,000	1,129,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.18%, 01/02/15, dated 12/31/14, repurchase value of $452,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 02/01/22-11/01/44, total market value $461,040)	452,000	452,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,197,000)		2,197,000
		Total Investments – (99.48%) – (Identified cost $23,122,324) – (a)	26,001,093
		Other Assets Less Liabilities – (0.52%)	135,708
		Net Assets – (100.00%)	$26,136,801

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $23,137,175. At December 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$2,988,006
		Unrealized depreciation	(124,088)
		Net unrealized appreciation	$2,863,918

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2014

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$26,001,093
Cash	1,110
Receivables:
Capital stock sold	38,235
Dividends and interest	136,412
Prepaid expenses	628
Total assets	26,177,478
LIABILITIES:
Payables:
Capital stock redeemed	3,044
Accrued audit fees	13,090
Accrued custodian fees	2,575
Accrued investment advisory fee	15,139
Other accrued expenses	6,829
Total liabilities	40,677
NET ASSETS	$26,136,801
SHARES OUTSTANDING	1,964,079
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.31
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,964
Additional paid-in capital	25,864,741
Undistributed net investment income	312,441
Accumulated net realized losses from investments	(2,921,114)
Net unrealized appreciation on investments and foreign currency transactions	2,878,769
Net Assets	$26,136,801

*Including:
Cost of Investments	$23,122,324

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2014

INVESTMENT INCOME:
Income:
Dividends*		$515,808
Interest		10,723
Total income		526,531

Expenses:
Investment advisory fees (Note 3)	$134,832
Custodian fees	19,100
Transfer agent fees	6,269
Audit fees	19,320
Legal fees	563
Accounting fees (Note 3)	2,004
Reports to shareholders	636
Directors' fees and expenses	7,628
Registration and filing fees	13
Miscellaneous	7,690
Total expenses		198,055
Net investment income		328,476

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		2,117,187
Foreign currency transactions		16
Net realized gain		2,117,203
Net change in unrealized appreciation (depreciation)		3,448,142
Net realized and unrealized gain on investments and foreign currency transactions		5,565,345
Net increase in net assets resulting from operations		$5,893,821

*Net of foreign taxes withheld as follows		$1,000

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2014	2013

OPERATIONS:
Net investment income	$328,476	$397,004
Net realized gain from investments and foreign currency transactions	2,117,203	3,681,187
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,448,142	(4,288,685)
Net increase (decrease) in net assets resulting from operations	5,893,821	(210,494)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(294,901)	(296,834)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(1,473,137)	(5,549,967)
Total increase (decrease) in net assets	4,125,783	(6,057,295)

NET ASSETS:
Beginning of year	22,011,018	28,068,313
End of year*	$26,136,801	$22,011,018

*Including undistributed net investment income of	$312,441	$278,850

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$771,098	$–	$–	$771,098
Financials	22,642,489	–	–	22,642,489
Telecommunication Services	255,856	–	–	255,856
Convertible debt securities	–	134,650	–	134,650
Short-term securities	–	2,197,000	–	2,197,000
Total Investments	$23,669,443	$2,331,650	$–	$26,001,093

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2014.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011. At December 31, 2014, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$2,906,000

Utilized in 2014	$2,115,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2014, amounts have been reclassified to reflect an increase in undistributed net investment income of $16 and a corresponding increase in accumulated net realized losses from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 was as follows:

	2014	2013
Ordinary income	$294,901	$296,834

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$317,139
Accumulated net realized losses from investments and
foreign currency transactions	(2,906,265)
Net unrealized appreciation on investments	2,863,918
Total	$274,792

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2014 were $12,318,729 and $14,687,759, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2014 amounted to $2,004.

16

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2014

NOTE 4 - CAPITAL STOCK

At December 31, 2014, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	374,250	24,154	(518,708)	(120,304)
Value:	$4,421,152	$294,901	$(6,189,190)	$(1,473,137)

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	137,016	27,298	(671,030)	(506,716)
Value:	$1,523,175	$296,834	$(7,369,976)	$(5,549,967)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2014.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2014, $294,901 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $399 or 0.14% as income qualifying for the corporate dividends-received deduction.

17

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.56	$10.83	$9.34	$8.69	$7.40

Income (Loss) from Investment Operations:
Net Investment Income	0.17	0.19	0.16	0.14	0.13
Net Realized and Unrealized Gains (Losses)	2.73	(0.33)	1.44	0.63	1.31
Total from Investment Operations	2.90	(0.14)	1.60	0.77	1.44

Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.13)	(0.11)	(0.12)	(0.15)
Total Dividends and Distributions	(0.15)	(0.13)	(0.11)	(0.12)	(0.15)
Net Asset Value, End of Period	$13.31	$10.56	$10.83	$9.34	$8.69

Total Return[a]	27.54%	(1.32)%	17.15%	8.89%	19.70%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,137	$22,011	$28,068	$24,226	$25,269
Ratio of Expenses to Average Net Assets:
Gross	0.81%	0.81%	0.77%	0.81%	0.81%
Net[b]	0.81%	0.81%	0.77%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.52%	1.55%	1.50%	1.58%
Portfolio Turnover Rate[c]	54%	73%	51%	75%	43%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.) including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 10, 2015

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014; Director, Graham Holdings Company (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP ("KPMG") for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2014 and December 31, 2013 were $60,480 and $59,040, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2014 and December 31, 2013 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2014 and December 31, 2013 were $20,845 and $18,916, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2014 and December 31, 2013 were $0 and $0, respectively.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of
Rule 2-01 of Regulation S-X.

(f)   Not applicable

(g)
The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2014 and December 31, 2013.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1)  The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)  Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By            /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 10, 2015

By            /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  February 10, 2015